Document and Entity Information	Dec. 05, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2022
Entity File Number	001-39714
Entity Registrant Name	GRINDR INC.
Entity Central Index Key	0001820144
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	92-1079067
Entity Address, Address Line One	750 N. San Vicente Blvd., Suite RE 1400
Entity Address, City or Town	West Hollywood
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90069
City Area Code	310
Local Phone Number	776-6680
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GRND
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false